File No. 33-14604

File No. 811-04963

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 18 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 20

(Check appropriate box or boxes.)

THE BERWYN FUNDS

(Exact Name of Registrant as Specified in Charter)

1189 Lancaster Avenue, Berwyn, PA 19312

(Address of Principal Executive Office) (Zip Code)

Registrants Telephone Number, including Area Code (610) 296-7222

Kevin M. Ryan, Secretary and Treasurer

The Berwyn Funds

1189 Lancaster Avenue, Berwyn, PA 19312

(Name and Address of Agent for Service)

Please send copies of all communications to:

Kevin M. Ryan

Approximate date of proposed public offering: May 1, 2002

It is proposed that this filing will become effective (check appropriate box):

.. immediately upon filing pursuant to paragraph (b).

..... on May 1, 2001 pursuant to paragraph (b)

..... 60 days after filing pursuant to paragraph (a)(1)

..... on (date) pursuant to paragraph (a)(1)

..X. 75 days after filing pursuant to paragraph (a)(2)

..... on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

..... This post-effective amendment designates a new effective date for a previously filed post-effective amendment

THE BERWYN FUNDS

BERWYN FUND SERIES

BERWYN INCOME FUND SERIES

BERWYN CORNERSTONE FUND SERIES

PROSPECTUS

May 1, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page
Berwyn Fund Series
Risk/Return Summary	3
Performance	4
Fees and Expenses	5
Investment Objective, Principal Strategies and Related Risks	6
Management and Organization	10
Financial Highlights	11

Berwyn Income Fund Series
Risk/Return Summary	12
Performance	13
Fees and Expenses	14
Investment Objective, Principal Strategies and Related Risks	15
Management and Organization	20
Financial Highlights	20

Berwyn Cornerstone Fund Series
Risk/Return Summary	22
Performance	23
Fees and Expenses	23
Investment Objective
Principal Strategies and Related Risks	24
Management and Organization	27

Shareholder Information	28

Distribution and Taxes	30

Distributor	31

BERWYN FUND SERIES

RISK/RETURN SUMMARY

Investment Objective of the Fund

The Berwyn Fund (the "Fund") seeks to achieve long-term capital appreciation; current income is a secondary consideration.

Principal Investment Strategies of the Fund

The Fund invests in common stocks and fixed income securities that offer a potential for capital appreciation. Under normal market conditions at least 80% of the value of the Funds net assets will be invested in common stocks. The principal strategy of the Fund is to achieve long term growth through investments in equities that the Funds investment adviser (the "Adviser") believes are undervalued. However, during periods of stock market adversity the Fund may take a more defensive position through investment grade and/or junk bonds, as well as preferred stocks. The use of higher yielding securities also serves to offset the normal operating expenses of the Fund. Up to 20% of the value of the Funds net assets may be invested in fixed income securities.

Principal Risks of Investing in the Fund

  Although the Fund will strive to achieve its goal, there is no assurance that it will. Market, economic and business risks affect common stock prices and cause them to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of your investment in the Fund may go down and you could lose money.

  The Funds investment approach may result in investments in securities that are not in favor with other investment advisers or brokers or securities of lesser-known companies. The Funds investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the Funds investments. If the Advisers conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

  High yield bonds ("junk bonds") entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Funds investments will also vary with bond market conditions.

  Other risks of high yield bonds include the markets relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

  Lastly, the Fund is considered "non-diversified" under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the shares of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share value of the Fund than in the share value of a diversified fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE

The bar chart and table can help you evaluate the potential risks of investing in the Fund. They show changes in the yearly performance of the Fund (and its predecessor) over the last ten years. In addition, the table compares the average annual returns for the past one-year, five-year, and ten-year periods of the Fund, before and after taxes, with the average annual returns of the Russell 2000 for the same periods. Investment performance also often reflects the risks associated with the Funds investment objective and policies. You should keep in mind that the Funds past performance is not necessarily an indication of the Funds future performance.

BERWYN INCOME FUND ANNUAL RETURNS
25.00
20.00
15.00
10.00
5.00
0.00
-5.00
-10.00
PERCENT OF RETURN
21.70
16.90
-1.10
21.00
13.99
13.36
-4.57
0.83
6.05
14.12
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
Best Quarter 1Q '92 +10.58
Worst Quarter 3Q "98 -6.04

Average Annual Total Returns as of 12/31/01
	1 Year	5 Years	10 Years
Fund Return Before Taxes1	28.93%	5.13%	10.39%
Fund Return After Taxes on Distributions[1]	27.08%	4.11%	8.72%
Fund Return After Taxes on Distributions and Sale of Fund Shares[1]	21.67%	3.29%	6.97%
Russell 2000 Index[2]	2.49%	7.52%	11.51%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (K) plans or individual retirement accounts.

2The Russell 2000 Index is an unmanaged index of equity securities of small capitalization companies and does not include the actual costs of fund operations or management expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees+ (Fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None
Redemption Fee*	1.00%
Exchange Fee	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Fund Operating Expenses	1.21%

+ Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Rule 12b-1 distribution fees and minimal shareholder transaction fees.

* A redemption fee of 1.00% is assessed if shares are redeemed in less than one year from the date of purchase.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Berwyn Fund	$123	$384	$665	$1,466

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES

AND RELATED RISKS

The Funds investment objective is to seek long-term (i.e., greater than one year) capital appreciation; current income is a secondary consideration. The Fund is a non-diversified, open-end management investment company. Being non-diversified means that the Fund may invest a greater portion of its net assets in the shares of individual issuers.

The Adviser is a "value" manager. Where value is found in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, interest rates, stock market psychology and political factors. Over its history, the Adviser has, more often than not, found small-capitalization stocks to offer more value than large-capitalization stocks. Consequently, the performance of the Fund has been typified by the Russell 2000 composite stock index, a smaller capitalization index. At the present time the average weighted market capitalization for the Fund is approximately $447 million, which is slightly less than that of the Russell 2000.

The Fund invests in what it believes to be undervalued common stock and fixed income securities that offer a potential for long-term capital appreciation. This approach can often result in selecting securities that are not being recommended by other investment advisers and/or brokerage firms. In addition, this approach can often result in the selection of securities of lesser-known companies. The Fund, however, invests only in securities listed on national securities exchanges or quoted on the over-the-counter market.

Even though the Fund is considered non-diversified, it has placed restrictions on its investment policy for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The Fund does not anticipate having a portfolio with as few as 14 issuers. The investment policy of the Adviser has been to use two basic guidelines in the management of investment portfolios: (1) the initial investment in any single issuer must comprise less than 5% of the total value of the assets in a portfolio, including the Fund, and (2) the initial investment in any one industry must comprise less than 20% of the total value of the assets in a portfolio, including the Fund. (The maximum that the Fund will invest in any industry will be 25% of the value of its total assets). Under normal market conditions, the Fund follows the 5% and 20% guidelines of the Adviser. The Fund will always adhere to this 25% limitation.

Common Stocks Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund selects common stock investments from three broad areas: (1) companies selling substantially below their book value; (2) companies selling at a low valuation to their present earnings level; and (3) companies judged by the Adviser to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Adviser, at small premiums to their book value, or at modest valuations to their present earnings level.

The Adviser believes that (i) its strategy of investing in undervalued common stock offers the potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average, Standard & Poor 500 Index, Russell 2000 and the Value Line Composite), and (ii) use of the guidelines of the Adviser for portfolio management together with the investment restrictions previously described will lessen the risks in this investment approach.

Corporate Bonds A corporate bond is an interest-bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bonds face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

While the bonds annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bonds price rises and falls so that its yield remains reflective of current market conditions. Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise. If a bond is subject to call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

While the portfolio of the Fund emphasizes investment in common stock, the Fund may invest up to 20% of the value of its net assets in fixed income securities (corporate bonds and preferred stocks.) The Fund invests in fixed income securities when the Adviser believes prevailing interest rates offer long-term capital appreciation. The fixed income securities selected may include securities with any of the ratings listed by Standard & Poors Ratings Group ("S&P") and Moodys Investors Service, Inc. ("Moodys"), including securities with a S&P D rating, a Moodys C rating and unrated securities that are determined by the Adviser to be of equivalent quality. (See Appendices A and B in the Statement of Additional Information for S&Ps and Moodys definitions of bond ratings.) Fixed income corporate debt securities that are rated BBB (S&Ps rating) or Baa (Moodys rating) have speculative characteristics and are riskier investments than debt securities rated A (S&Ps or Moodys rating) and higher. Fixed income securities that have credit ratings lower than BBB (S&Ps rating) or Baa (Moodys rating) are commonly referred to as "junk bonds." These lower rated securities are speculative investments and investment in them is riskier than an investment in a fixed income security with a rating of BBB or Baa or higher. The ability of the issuer of a lower rated security to pay income or repay principal in accordance with the terms of the obligation may be impacted more severely by adverse economic conditions or a business downturn than the ability of an issuer of higher rated securities. Unrated securities may or may not be considered more creditworthy than lower rated securities.

Temporary Defensive Positions Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S & P and P-1 by Moodys Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, treasury notes or treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

Risks of Investing in the Fund

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should evaluate carefully the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. Because the Fund is a non-diversified fund, an investment in the Fund may be a greater risk than an investment in a diversified fund.

The following table highlights other risks associated with investing in the Fund.

Risks	How the Fund Manages These Risks

Market Risk is the risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as economic conditions, future expectations or investor confidence. If the value of the majority of common stocks held by the Fund increases in value, then the net assets of the Fund and an investment in the Fund would normally increase in value. If there is a decline in the value of a majority of the common stocks of the Fund, then the net assets of the Fund and investment in the Fund would normally decline in value.

The Fund maintains a long-term investment approach and focus on stocks we believe can appreciate over an extended time frame regardless of interim market fluctuations. The Fund does not try to predict overall stock market movements and does not trade for short-term purposes.

Industry and Security Risk is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

The Adviser follows a rigorous selection process before choosing securities for the Fund.
Risks	How the Fund Manages These Risks

Lower Rated, High Yield, High Risk Fixed Income Securities include those securities rated lower than BBB by S&P and Baa by Moodys. Securities of this type are considered to be of poor standing and predominantly speculative as to their ability to repay interest and principal.

The Fund may invest in fixed income securities that are listed on national securities exchanges or quoted on the over-the-counter market. The Adviser will attempt to minimize the risks of investing in medium grade and high yield, high risk bonds by doing a credit analysis of the issuer and monitoring the Funds investments and the investment environment in general. The credit rating is not the only criterion for selection. The Adviser examines the financial structure of each issuer and with regard to these securities, makes a determination as to the issuers ability to meet its debt obligations. Achievement of the Funds investment objective is more dependent on the Advisers credit analysis in selecting high yield, high risk bonds than is the case in selecting higher quality securities. However, there can be no guarantee that the issuer of the bonds in which the Fund invests will not default or that the securities will not decline in value.

Portfolio Turnover rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the Fund. The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders.

The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The Fund anticipates that the portfolio turnover rate of the Fund will not exceed 100%.

Small Company Investment Risk includes the general risks of investing in common stocks such as market, economic and business risk that cause their prices to fluctuate over time. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and to many other changes in competitive, business, industry and economic conditions, including risks associated with limited production, markets, management depth, or financial resources.

The securities of companies with small revenues and capitalizations, in which the Fund invests, may offer greater opportunity for capital appreciation than larger companies. In addition to using the Advisers credit analysis as described above, the Adviser may diversify its holdings to some extent among various industry sectors.

For additional information about the Funds investment policies, please see the Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

The Fund commenced operations as a series of shares of The Berwyn Funds (the "Trust"), a Delaware business trust, on April 30, 1999 in a reorganization of the predecessor of the Fund, The Berwyn Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor. The predecessor of the Fund was a registered investment company, which had substantially the same investment objective and policies as the Fund has.

The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser.

Robert E. Killen is also the President and Chairman of the Board of the Trust. He is co-manager of the Berwyn Funds portfolio. He managed the portfolio of the Berwyn Fund, Inc., the predecessor of the Berwyn Fund, from May 4, 1984, the date of that Funds public offering, until April 30, 1999. Robert E. Killen has over twenty-five years of experience as an investment adviser. In 1969, Robert E. Killen co-founded Compu-Val Management Associates, an investment advisory firm and was a 50% partner until February 1983. At that time, The Killen Group, Inc., replaced him as the 50% partner. The partnership of Compu-Val Management Associates was dissolved on December 31, 1983 and The Killen Group, Inc. continued its advisory business as a separate entity.

Lee S. Grout is co-manager of the Berwyn Fund. He is a Certified Financial Analyst and has over eight years experience in the investment management business. He has been employed by The Killen Group, Inc. for the past six years and is currently Head of Research.

As of December 31, 2001, The Killen Group, Inc. was managing 181 individual investment portfolios worth approximately $182 million. On December 31, 2001, the Fund had over $44 million in net assets.

Investment Management Fees

Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Funds resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For the advisory services it provides, the Adviser receives a fee at the annual rate of 1.00% of the Funds average daily net assets. The advisory fee payable to the Adviser by the Berwyn Fund is higher than that of many mutual funds.

Subject to the policies established by the Trusts Board of Trustees, the Adviser is responsible for the Funds portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Funds shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds financial performance and reflects the financial performance of the Fund for the fiscal year ended December 31, 2000, the financial performance of the Fund and its predecessor for the 1999 fiscal year and the financial performance of the predecessor of the Fund, for the previous three fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Funds financial statements, is included in the Funds Annual Report to Shareholders, which is available without charge on request by calling 1-800-992-6757.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

YEAR ENDED
	12/31/00	12/31/99	12/31/98	12/31/97	12/31/96

Net Asset Value, Beginning of Year	$16.18	$16.96	$22.01	$19.69	$19.43
	______	______	______	______	______
Income from Investment Operations: Net Investment Income (Loss) Net Realized and Unrealized Gains (Losses) on Securities	(0.06) 0.40	(0.08) (0.70)	(0.09) (4.11)	0.00 5.06	(0.02) 2.78
	______	______	______	______	______
Total from Investment Operations	0.34	(0.78)	(4.20)	5.06	2.76
	______	______	______	______	______

Less Distributions:
Dividends from Net Investment Income	0.00	0.00	0.00	0.00	0.00
Distributions from Net Realized Gains	0.00	0.00	(0.85)	(2.74)	(2.50)
	______	______	______	______	______
Total Distributions	0.00	0.00	(0.85)	(2.74)	(2.50)
	______	______	______	______	______
Net Asset Value, End of Year	$16.52	$16.18	$16.96	$22.01	$19.69
	______	______	______	______	______

Total Return	2.10%	(4.60%)	(18.90%)	26.05%	14.35%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$26,947	$39,310	$62,862	$100,406	$94,056

Ratio of Expenses to Average Net assets	1.64%	1.39%	1.20%	1.20%	1.21%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.32%)	(0.39%)	(0.45%)	(0.02%)	(0.10%)

Portfolio Turnover Rate	16%	6%	19%	26%	32%

BERWYN INCOME FUND SERIES

RISK/RETURN SUMMARY

Investment Objective of the Fund

The investment objective of Berwyn Income Fund (the "Fund) is to provide investors with current income while seeking to preserve capital by taking what the Fund considers reasonable risks.

Principal Investment Strategies of the Fund

The Fund intends to achieve its objective through investment in corporate bonds, preferred stocks, U.S. Treasury bonds and notes, debt securities issued by U.S. Government agencies and dividend paying common stocks. The Funds investment adviser (the "Adviser") determines the percentage of each category of security to hold based upon the prevailing economic and market conditions. The Fund, however, does allow investment in common stocks when the value of the common stocks in the Funds portfolio is less than 30% of the value of the Funds net assets. The Fund uses value criteria as a strategy in selecting the Funds investments.

Normally, the Fund will invest in a diversified portfolio consisting of a mix of securities, such as corporate bonds, preferred stocks and common stocks. The Adviser may invest 100% of the Funds net assets in corporate bonds or preferred stocks. If the Adviser decides it is appropriate, the Adviser may invest all of the Funds net assets in lower rated, high yield, high risk bonds or "junk bonds." The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates. The weighted average maturity of the bonds in the Fund was 10.7 years and the average duration was 6.0 years at December 31, 2001.

Principal Risks of Investing in the Fund

  Although the Fund will strive to achieve its goal, there is no assurance that it will. The value of the Funds investments will fluctuate with market conditions and, as a result, the value of your investment in the Fund will fluctuate. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

  High yield bonds entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Funds investment will also vary with bond market conditions.

  Other risks of high yield bonds include the markets relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

  The prices of common stocks and preferred stocks are subject to market, economic and business risks that will cause their prices to fluctuate over time. The Fund may invest in preferred and common stocks with limited liquidity. The Fund can invest in the preferred or common stock of companies with small market capitalizations. Such preferred or common stocks tend to have less liquidity than the stock of companies with large market capitalizations. The preferred stock of large companies, however, may also have limited liquidity, particularly if the size of the issue of such stock is small.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE

The bar chart and table below can help you evaluate the potential risks of investing in the Fund. They show changes in the yearly performance of the Fund (and its predecessor) over the last ten years. In addition, the table compares the average annual returns for the past one-year, five-year, and ten-year periods of the Fund, before and after taxes, with the returns of the various indices listed. Investment performance also often reflects the risks associated with the Funds investment objective and policies. You should keep in mind that the Funds past performance is not necessarily an indication of the Funds future performance.

BERWYN FUND ANNUAL RETURNS

PERCENT OF RETURN
60.00
50.00
40.00
30.00
20.00
10.00
0.00
-10.00
-20.00
-30.00
-40.00
20.60
22.90
3.90
19.18
14.35
26.05
-18.90
-4.60
2.10
28.93
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001

Best Quarter 2Q '99 +21.26
Worst Quarter 3Q '98 -22.73

Average Annual Total Return as of 12/31/01
	1 Year	5 Years	10 Years
Fund Return Before Taxes	14.12%	5.71%	9.95%
Fund Return After Taxesa on Distributions	10.74%	2.28%	6.26%
Fund Return After Taxesa on Distributions and Sale of Fund Shares	8.59%	1.82%	5.01%
BIG1	8.52%	7.43%	7.28%
HYC2	4.94%	3.39%	8.17%
LII3	0.68%	7.27%	9.10%

a After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(K) plans or individual retirement accounts.

1Salomon Smith Barney Broad Investment Grade Bond Index ("BIG") is an unmanaged index of investment grade bonds and does not include the costs of fund operating or management expenses.

2 Salomon Smith Barney High Yield Composite Index ("HYC") is a widely recognized unmanaged index of high yield securities, and does not include the costs of fund operating or management expenses.

3Lipper Income Fund Index ("LII") is an unmanaged composite of the performance of income funds, funds that invest primarily in fixed income securities, and does not include the costs of fund operating or management expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees+ (Fees paid directly from your investment)
Maximum Sales Charge (load) on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None
Redemption Fee*	1.00%
Exchange Fee	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.33%
Total Fund Operating Expenses	0.83%

+ Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Plan 12b-1 distribution fees and minimal shareholder transaction fees.

* A redemption fee of 1.00% is assessed if shares are redeemed in less than six months. This fee applies to shares purchased on or after October 1, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Berwyn Income Fund	$85	$265	$461	$1,025

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND

RELATED RISKS

The Funds investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers reasonable risks. The Fund invests in corporate bonds, U.S. Treasury bonds and notes, debt securities issued by U.S. Government Agencies, preferred stocks, and dividend paying common stocks. The Fund may invest any percentage of its net assets in the foregoing securities the Adviser deems appropriate, except common stocks. The Adviser may not purchase common stocks when the value of the common stocks that the Fund owns is equal to 30% or more of the Funds net assets. The Adviser would not be required to sell any common stocks owned if the value of the common stocks exceeded 30% of net assets due to appreciation of the common stocks or depreciation in the Funds other securities.

The Adviser uses value criteria in selecting the Funds investments. The value criteria can lead the Adviser to invest a significant portion of the portfolio in securities of companies with smaller capitalizations.

Corporate Bonds The Fund seeks to achieve its objective by investing in the corporate bonds of only those issuers that, in the opinion of the Adviser, have sufficient net worth and operating cash flow to repay principal and make timely interest payments. A corporate bond is an interest-bearing debt security issued by a corporation. For fixed rate bonds, the issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bonds face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

While the bonds annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bonds price rises and falls so that its yield remains reflective of current market conditions.

The Adviser will select corporate bonds primarily on the basis of current yield and secondarily on the basis of anticipated long term return. The duration of bonds purchased by the Fund will typically vary from three to seven years. The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates.

When selecting corporate bonds, the Adviser will take into account the rating the bond has received from Standard and Poors Ratings Group ("S&P") and Moodys Investors Service, Inc. ("Moodys"). The Adviser has the discretion to invest in bonds with any rating as long as the issuer is not in default in the payment of interest or principal. The Adviser may also invest in unrated bonds and may purchase bonds in private transactions.

Bonds rated A or higher by S&P and Moodys are considered high grade securities and have the three highest ratings for creditworthiness. Bonds rated BBB by S&P or Baa by Moodys are defined as medium grade securities. These securities are considered creditworthy and of investment quality, but there is a possibility that the ability of the issuer of the securities to pay interest or repay the principal in the future may be impaired by adverse economic conditions or changing circumstances. Bonds rated lower than BBB (S&Ps rating) or Baa (Moodys rating) are less creditworthy than investment grade securities with the same maturity and, as a consequence, may pay higher income. Bond securities rated BB, B, CCC or CC by S&P or Ba, B or Caa by Moodys are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal.

At December 31, 2001, the Funds portfolio was invested in investment grade and high yield, high risk corporate bonds, preferred and common stocks. Listed below are the percentages of the portfolio invested at December 31, 2001, in securities with various bond ratings published by Moodys and S&P as well as the percentages invested in unrated bonds, preferred and common stocks.

Moodys Ratings:

A: 9.3%; Baa: 33.2%; Ba: 5.2%; B: 5.1%; Unrated: 3.6%

S&P Ratings:

A: 7.5%; BBB: 35.0%; BB: 3.3%; B: 7.0%; Unrated: 3.6%

Preferred and Common Stocks:

Preferred Stocks: 6.4%; Common Stocks: 29.9%

The Fund will not invest in corporate bonds issued to finance a leveraged buyout. The Fund will also diversify its portfolio and do a credit analysis of the issuers in which it invests.

Preferred and Common Stocks The Fund also invests in preferred stocks and may invest in common stocks, subject to the 30% limit described above, when the Adviser deems it appropriate. The Adviser uses value criteria in selecting preferred and common stock. The portfolio allocations to preferred and common stock are determined by the Adviser based upon the market valuation of these securities relative to corporate bonds. The outlook for the economy is also a consideration. During periods of economic strength, greater emphasis is placed on preferred and common stock. Preferred stocks are selected from two categories: (1) preferred stocks offering an above average yield, in the opinion of the Adviser, in comparison to preferred stocks of the same quality; and (2) preferred stocks offering a potential for capital appreciation due to the business prospects of the issuer. The Fund may also purchase preferred stocks in transactions that qualify under Rule 144A.

Common stocks are selected from three categories: (1) stocks selling substantially below their book value; (2) stocks selling at low valuations to their present earnings level; and (3) stocks judged by the Adviser to have above average growth prospects and to be selling at small premiums to their book value or at modest valuations to their present earnings level.

The Fund purchases only common stocks that have been paying cash dividends. Preferred stocks that have a cumulative feature do not have to be paying current dividends in order to be purchased. If a dividend on a stock is canceled, the Fund would not be required to sell the stock.

The method of stock selection used by the Fund may result in the Fund selecting stocks that are not being recommended by other investment advisers or brokerage firms. The Fund may invest in the securities of lesser known companies. The Adviser believes, however, that any risks involved in the stocks selected for the Fund will be minimized by diversification of the Funds portfolio and daily monitoring of the stock selection. In addition, the Fund invests only in stocks listed on national securities exchanges or quoted on the over-the-counter market.

Temporary Defensive Positions Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S & P and P-1 by Moodys Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, or treasury notes and treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

Risks of Investing in the Fund

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment in the Fund to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund.

Investments in the Fund are subject to interest rate risk and call risk. Interest rate risk is the chance that bond prices will fall as interest rates rise. Call risk is the chance that during periods of falling interest rates a bond, subject to a call, may be called prior to maturity, forcing the Fund to invest the proceeds at lower market rates.

Issuers of high yield, high risk bonds are generally smaller, less creditworthy companies or highly leveraged companies which are generally less able than more financially stable companies to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged companies or smaller, less creditworthy companies may experience financial stress. During these periods, such companies may not have sufficient cash flows to meet their interest payment obligations. A companys ability to service its debt obligations may also be adversely affected by specific corporate developments, the companys inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield, high risk bonds because such securities are unsecured and are often subordinated to other creditors of the issuer.

In addition to the risk of default, holders of high yield, high risk bonds also face the risk of greater market volatility than the holders of investment grade bonds. Changes in the general level of interest rates normally affect the market value and yield of corporate bonds. As a general rule if the level of interest rates were to decline, these securities would increase in value and the yield would decline. Conversely, if the interest rate level rose, bonds would decline in value and the yield would increase. Fluctuations in the general level of interest rates would therefore affect the value of the Funds investments and the value of an investment in the Fund. However, the market value of high yield, high risk bonds may be affected not only by changing interest rates, but also by investors perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline due to investors heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading in high yield, high risk bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high yield, high risk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, the prices of high yield, high risk bonds may become more volatile and these securities may experience sudden and substantial price declines.

In addition to bonds that are rated, the Fund also invests in unrated bonds. These securities may or may not be more speculative than investment grade securities. The risks of investing in unrated bonds depend upon the creditworthiness of the issuer, changes in interest rates and economic and market factors. The Adviser will determine the creditworthiness of an unrated debt security and the issuers ability to meet the interest and principal obligations of such security.

The following table highlights other risks associated with investing in the Fund.

Risks	How The Fund Manage These Risks

Market Risk is the risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as economic conditions, future expectations or investor confidence.

The Fund maintains a long term investment approach. It manages a market risk, primarily through diversification of asset classes, of industry sectors, of company names and, in relation to bonds, of maturities. The Fund does not try to predict overall market movements and does not trade for short-term purposes.

Industry and Security Risk is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

The Berwyn Income Fund limits its assets invested in any one industry and in any individual security. The Adviser also follows a rigorous selection process before choosing securities for the Fund.

Lower Rated, High Yield, High Risk Fixed Income Securities include those securities rated lower than BBB by S&P or Baa by Moodys. Securities of this type are considered to be of poor standing and predominantly speculative as to their ability to repay interest and principal.

The Fund may invest in fixed income securities that are listed on national securities exchanges or quoted on the over-the-counter market. The Adviser will attempt to minimize the risks of investing in medium grade and high yield, high risk bonds by doing a credit analysis of the issuer and monitoring the Funds investments and the investment environment in general. The credit rating is not the only criterion for selection. The Adviser examines the financial structure of each issuer and with regard to these securities, makes a determination as to the issuers ability to meet its debt obligations. Achievement of the Funds investment objective is more dependent on the Advisers credit analysis in selecting high yield, high risk bonds than is the case in selecting higher quality securities. However, there can be no guarantee that the issuer of the bonds in which the Fund invests will not default or that the securities will not decline in value.

Portfolio Turnover rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the Fund. The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders.

The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The Fund anticipates that the portfolio turnover rate will not exceed 100%.

Small Company Investment Risk includes the general risks of investing in common stocks such as market, economic and business risk that cause their prices to fluctuate over time. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and to many other changes in competitive, business, industry and economic conditions, including risks associated with limited production, markets, management depth, or financial resources.

The securities of companies with small revenues and capitalizations, in which the Fund invests, may offer greater opportunity for capital appreciation than larger companies. In addition to using the Advisers credit analysis as described above, the Adviser may diversify its holdings to some extent among various industry sectors.

For additional information about the Funds investment policies, please see the Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

The Fund commenced operations as a series of shares of The Berwyn Funds (the "Trust"), a Delaware business trust, on April 30, 1999 in a reorganization of the predecessor of the Fund, the Berwyn Income Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor. The predecessor of the Fund was a registered investment company, which had substantially the same investment objective and policies as the Fund.

The Killen Group, Inc., the Adviser, is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser. Robert Killen is also the President and Chairman of the Board of Trustees of the Trust.

Edward A. Killen, II is the manager of the Fund. He managed the portfolio of the Berwyn Income Fund, Inc., the predecessor of the Fund, from July 1, 1994 to April 30, 1999. He has managed the Fund since April 30, 1999. Edward Killen has over twenty years investment management experience. In 1978 he started work at Compu-Val Management Associates as a portfolio manager. In February 1983, he assumed his current position as Vice President and Secretary of the Adviser.

As of December 31, 2001, The Killen Group, Inc. was managing 181 individual investment portfolios worth approximately $182 million. On December 31, 2001, the Fund had net assets of over $48 million.

Investment Management Fees

Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Funds resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For its investment advisory services, the Adviser receives a fee at the annual rate of 0.50% of the Funds average daily net assets.

Subject to the policies established by the Trusts Board of Trustees, the Adviser is responsible for the Funds portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Funds shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds financial performance and reflects the financial performance of the Fund for the fiscal year ended December 31, 2000, the financial performance of the Fund and its predecessor for the 1999 fiscal year and the financial performance of the predecessor of the Fund for the previous three fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Funds financial statements, is included in the Funds Annual Report to Shareholders, which is available without charge on request by calling 1-800-992-6757.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

YEAR ENDED
	12/31/00	12/31/99	12/31/98(b)	12/31/97	12/31/96

Net Asset Value, Beginning of Year	$10.00	$10.72	$12.51	$12.31	11.95
	______	______	______	______	______
Income from Investment Operations: Net Investment Income Net Realized and Unrealized Gains (Losses) on Securities	0.83 (0.25)	0.91 (0.81)	0.90 (1.44)	0.77 0.84	0.76 0.87

Total from Investment Operations	0.58	0.10	(0.54)	1.61	1.63

Less Distributions: From Net Investment Income	(0.82)	(0.82)	(0.92)	(0.77)	(0.80)
From Net Realized Gains	0.00	0.00	(0.15)	(0.64)	(0.47)
From Capital	0.00	0.00	(0.18)	0.00	0.00
	______	______	______	______	______
Total Distributions	(0.82)	(0.82)	(1.25)	(1.41)	(1.27)
	______	______	______	______	______
Net Asset Value, End of Year	$9.76	$10.00	$10.72	$12.51	$12.31
	______	______	______	______	______
Total Return	6.05%	0.83%	(4.57%)	13.36%	13.99%

Ratios/Supplemental Data: Net Assets, End of Period (000)	$42,010	$57,341	$103,624	$180,823	$137,166

Ratio of Expenses to Average Net Assets	0.94%	0.77%	0.66%	0.65%	0.68%
Ratio of Net Investment Income to Average Net Assets	7.97%	6.92%	6.27%	6.15%	6.35%

Portfolio Turnover Rate	12%	7%	31%	53%	38%

b Effective January 1, 1998, the Fund began to amortize premiums and accrete discounts to interest income over the life of the bonds. The effect of this change in accounting principle for the year ended December 31, 1998 is to increase per share net income by $0.04 and ratio of net investment income to average net assets by 0.3%.

BERWYN CORNERSTONE FUND SERIES

RISK/RETURN SUMMARY

Investment Objective of the Fund

The Berwyn Cornerstone Fund (the "Fund") seeks to achieve long-term capital appreciation; current income is a secondary consideration.

Principal Investment Strategies of the Fund

The Fund invests in common stocks and fixed income securities that offer a potential for capital appreciation. Under normal market conditions at least 80% of the value of the Funds net assets will be invested in common stocks. The principal strategy of the Fund is to achieve long term growth through investments in equities that the Funds investment adviser (the "Adviser") believes are undervalued. However, during periods of stock market adversity the Fund may take a more defensive position through investment grade and/or junk bonds, as well as preferred stocks. The use of higher yielding securities also serves to offset the normal operating expenses of the Fund. Up to 20% of the value of the Funds net assets may be invested in fixed income securities.

Principal Risks of Investing in the Fund

  Although the Fund will strive to achieve its goal, there is no assurance that it will. Market, economic and business risks affect common stock prices and cause them to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of your investment in the Fund may go down and you could lose money.

  The Funds investment approach may result in investments in securities that are not in favor with other investment advisers or brokers or securities of lesser-known companies. The Funds investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the Funds investments. If the Advisers conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

  High yield bonds ("junk bonds") entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Funds investments will also vary with bond market conditions.

  Other risks of high yield bonds include the markets relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

  Lastly, the Fund is considered "non-diversified" under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the shares of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share value of the Fund than in the share value of a diversified fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

PERFORMANCE

When this prospectus was prepared, the Fund had not completed a full calendar year of operations. Accordingly, performance charts are not included.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees+ (Fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as) a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None
Redemption Fee*	1.00%
Exchange Fee	None
Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)
Management Fee**	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	1.00%
Total Fund Operating Expenses	2.00%

+ Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Rule 12b-1 distribution fees and minimal shareholder transaction fees.

* A redemption fee of 1.00% is assessed if shares are redeemed in less than one year from date of purchase.

** The Killen Group, Inc. has contractually agreed to reduce its fees in any fiscal year of the Fund by any amount necessary to prevent expenses and liabilities of the Fund from exceeding 2.00% of its average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Berwyn Cornerstone Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Berwyn Cornerstone Fund	$203	$627

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES

AND RELATED RISKS

The Funds investment objective is to seek long-term (i.e., greater than one year) capital appreciation; current income is a secondary consideration. The Fund is a non-diversified, open-end management investment company. Being non-diversified means that the Fund may invest a greater portion of its net assets in the shares of individual issuers.

The Adviser is a "value" manager. Where value is found in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, interest rates, stock market psychology and political factors. It is expected that the performance of the Fund will be typified by the Standard & Poors 400 Mid-Cap (S & P 400) stock index. The market capitalization of stocks in the Fund will generally range from $1 billion to $15 billion, whereas the average market capitalization for stocks in the S & P 400 is slightly greater than $2 billion.

The Fund typically invests in what it believes to be undervalued common stock and fixed income securities that offer a potential for long-term capital appreciation. This approach can often result in selecting securities that are not being recommended by other investment advisers and/or brokerage firms. The Fund invests only in securities listed on national securities exchanges or quoted on the over-the-counter market.

Even though the Fund is considered non-diversified, it has placed restrictions on its investment policy for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The investment policy of the Adviser has been to use two basic guidelines in the management of investment portfolios: (1) the initial investment in any single issuer must comprise less than 5% of the total value of the assets in a portfolio, and (2) the initial investment in any one industry must comprise less than 20% of the total value of the assets in a portfolio. Under normal conditions, the Fund intends to follow the 5% and 20% guidelines of the Adviser. The maximum that the Fund will invest in any industry will be 25% of the value of its total assets. The Fund will always adhere to this 25% limitation.

Common Stocks Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund selects common stock investments from three broad areas: (1) companies selling substantially below their book value; (2) companies that, in the opinion of the Adviser, are selling at an attractive valuation to their earnings level; and (3) companies judged by the Adviser to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Adviser, at small premiums to their book value, or at modest valuations to their earnings level.

The Adviser believes that (i) its strategy of investing in undervalued common stock offers the potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average, Standard & Poor 500 Index and Russell 2000), and (ii) use of the guidelines of the Adviser for portfolio management together with the investment restrictions previously described will lessen the risks in this investment approach.

Corporate Bonds A corporate bond is an interest-bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bonds face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

While the bonds annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bonds price rises and falls so that its yield remains reflective of current market conditions. Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise. If a bond is subject to call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

While the portfolio of the Fund emphasizes investment in common stock, the Fund may invest up to 20% of the value of its net assets in fixed income securities (corporate bonds and preferred stocks.) The Fund invests in fixed income securities when the Adviser believes current bond market conditions offer the potential for long-term capital appreciation. The fixed income securities selected may include securities with any of the ratings listed by Standard & Poors Ratings Group ("S&P") and Moodys Investors Service, Inc. ("Moodys"), including securities with a S&P D rating, a Moodys C rating and unrated securities that are determined by the Adviser to be of equivalent quality. (See Appendices A and B in the Statement of Additional Information for S&Ps and Moodys definitions of bond ratings.) Fixed income corporate debt securities that are rated BBB (S&Ps rating) or Baa (Moodys rating) have speculative characteristics and are riskier investments than debt securities rated A (S&Ps or Moodys rating) and higher. Fixed income securities that have credit ratings lower than BBB (S&Ps rating) or Baa (Moodys rating) are commonly referred to as "junk bonds." These lower rated securities are speculative investments and investment in them is riskier than an investment in a fixed income security with a rating of BBB or Baa or higher. The ability of the issuer of a lower rated security to pay income or repay principal in accordance with the terms of the obligation may be impacted more severely by adverse economic conditions or a business downturn than the ability of an issuer of higher rated securities. Unrated securities may or may not be considered more creditworthy than lower rated securities.

Temporary Defensive Positions Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S & P and P-1 by Moodys Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, treasury notes or treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

Risks of Investing in the Fund

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. Because the Fund is a non-diversified fund, an investment in the Fund may be a greater risk than an investment in a diversified fund.

The following table highlights other risks associated with investing in the Fund.

Risks	How the Fund Manages These Risks

Market Risk is the risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as economic conditions, future expectations or investor confidence. If the value of the majority of common stocks held by the Fund increases in value, then the net assets of the Fund and an investment in the Fund would normally increase in value. If there is a decline in the value of a majority of the common stocks of the Fund, then the net assets of the Fund and investment in the Fund would normally decline in value.

The Fund maintains a long-term investment approach and focus on stocks we believe can appreciate over an extended time frame regardless of interim market fluctuations. The Fund does not try to predict overall stock market movements and normally does not trade for short-term purposes.

Industry and Security Risk is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

The Adviser follows a rigorous selection process before choosing securities for the Fund.

Lower Rated, High Yield, High Risk Fixed Income Securities include those securities rated lower than BBB by S&P and Baa by Moodys. Securities of this type are considered to be of poor standing and predominantly speculative as to their ability to repay interest and principal.

The Fund may invest in fixed income securities that are listed on national securities exchanges or quoted on the over-the-counter market. The Adviser will attempt to minimize the risks of investing in medium grade and high yield, high risk bonds by doing a credit analysis of the issuer and monitoring the Funds investments and the investment environment in general. The credit rating is not the only criterion for selection. The Adviser examines the financial structure of each issuer and with regard to these securities, makes a determination as to the issuers ability to meet its debt obligations. Achievement of the Funds investment objective is more dependent on the Advisers credit analysis in selecting high yield, high risk bonds than is the case in selecting higher quality securities. However, there can be no guarantee that the issuer of the bonds in which the Fund invests will not default or that the securities will not decline in value.

Portfolio Turnover rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by the Fund. The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders.

The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The Fund anticipates that the portfolio turnover rate of the Fund will not exceed 100%.

MANAGEMENT AND ORGANIZATION

The Fund commenced operations as a series of shares of The Berwyn Funds (the "Trust"), a Delaware business trust, on February 5, 2002.

The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser.

Robert E. Killen is also the President and Chairman of the Board of the Trust. The person primarily responsible for the day-to-day management of the Berwyn Cornerstone Funds portfolio is Lee S. Grout, CFA. He has been employed by The Killen Group, Inc. for six years and is currently Head of Research for the Adviser. The co-manager of the Fund is Robert E. Killen, who has managed the portfolio of the Berwyn Fund Series and its predecessor, Berwyn Fund, Inc. since May, 1984. Robert E. Killen has over twenty-five years of experience as an investment adviser.

As of December 31, 2001, The Killen Group, Inc. was managing 181 individual investment portfolios worth approximately $182 million.

Investment Management Fees

Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Funds resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For the advisory services it provides, the Adviser receives a fee at the annual rate of 1.00% of the Funds average daily net assets. The advisory fee payable to the Adviser by the Berwyn Cornerstone Fund is higher than that of many mutual funds.

Subject to the policies established by the Trusts Board of Trustees, the Adviser is responsible for the Funds portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Funds shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Funds.

SHAREHOLDER INFORMATION

Buying Shares

You may buy shares of any Series of the Trust without a sales charge. Your price for share of a Series is the Series net asset value per share (NAV). Your order will be priced at the next NAV calculated after the Series Transfer Agent, PFPC, Inc., receives your order. The Trust also has arrangements that permit third parties to accept orders for shares of a Series on the Trusts behalf, so that investors can receive the NAV calculated after the order is received in good order by the third party.

The NAV is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (4:00 p.m. Eastern Time) every day the Exchange is open. If we receive your order after the close of trading, your order will be priced at the next business days NAV. Currently, the Exchange is closed when the following holidays are observed: New Years Day, Martin Luther King, Jr.s Birthday, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV is determined by dividing the value of a Series securities, cash and other assets, minus all liabilities, by the number of shares outstanding. The Series securities are valued each day at their market value, which usually means the last quoted sale price on the securitys principal exchange. Securities not traded on the valuation date and securities not listed are valued at the last quoted bid price. All other securities are priced at their fair value as determined in good faith pursuant to procedures adopted by the Trusts Board of Trustees.

Minimum Investment

  The minimum initial investment for shares of a Series of the Trust is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in a single Series of the Trust or among accounts in more than one of the Series of the Trust, that total $3,000 in the aggregate. Subsequent investments must be at least $250.

  For an Individual Retirement Account (IRA), the minimal initial investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by pension or profit sharing plan or a custodial account established for the benefit of a minor.

The Trust has an Automatic Investment Plan under which an investor may have money transferred from the investors checking account to the investors account in the Trust. If you wish to use this Plan, please contact the Trust for further information and an application.

In-Kind Purchases

An investor may exchange securities for shares of a Series of the Trust. Generally, an exchange of securities for shares of a Series will be a taxable exchange. This means that an investor may have to recognize any gain or loss for federal and state income tax purposes. The securities must meet the Series investment objectives and policies. The securities will be valued in the same way that the Series portfolio is valued for purposes of calculating the NAV. Please contact the Adviser for further information.

Exchange of Shares

  You may exchange your shares of one Series for shares of another Series of the Trust. The initial minimum of $3,000 for the Trust must be met ($1,000 for IRAs and no minimum initial investment for pension or profit sharing plans or custodial accounts for minors).

  Shares of a Series may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund. These funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the next NAV of the funds involved that is determined after a request for an exchange has been received. The minimum initial investment for each of the Rodney Square Funds is $1,000. You may request an exchange by calling (800) 992-6757 between (9:00 a.m. and 4:00 p.m. Eastern Time) on any business day or by writing to the Trusts Transfer Agent, PFPC, Inc., P.O. Box 8821, Wilmington, DE 19899.

  You will only be permitted to exchange shares in your account for shares of one of the other Series of the Trust four times in any twelve-month period. A shareholder in a Rodney Square Fund may exchange shares of the Rodney Square Fund for shares of a Series of Trust as often as he or she wishes. The Trust reserves the right to amend or change the exchange privilege upon 60 days notice to shareholders.

Redeeming Shares

  You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the Trusts Transfer Agent has received the redemption request. You may redeem your shares by sending a written request to the Trusts Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem up to $5,000 worth of shares by calling the Transfer Agent at (800) 992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time. The Trust will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

  The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, under which the a Series of the Trust is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Series or $250,000 during any 90-day period. Should any shareholders redemption exceed this limitation, the Series can, at its option, redeem the excess in cash or in portfolio securities selected solely by the Series (and valued as in computing NAV). In such a redemption in portfolio securities, an investor selling such securities received in the redemption would probably incur brokerage charges and there can be no assurance that the prices realized by an investor upon the sale of such securities will not be less than the values used in computing NAV for the purpose of such redemption.

  Generally, there is no sales charge for redeeming shares. The Berwyn Fund Series and Berwyn Cornerstone Series, however, charge a 1% redemption fee on shares held for less than one year. The Berwyn Income Fund Series charges a redemption fee of 1% if shares are held for less than six months. The fee is charged on the proceeds of the redemption. The fee is paid to the Series from which the shares were redeemed and included in its net assets for the benefit of the remaining shares. This fee is waived where the shares of the Series are offered as an option in a 401(K) or other retirement program.

Shareholders may buy and sell shares of the Series of the Trust through broker dealers who may charge a fee for such service. In addition, if a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder, the Transfer Agent may charge the shareholder a wiring fee.

DISTRIBUTION AND TAXES

In general, if you are a taxable investor, distributions from a Series of the Trust are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Series or receive them in cash. Any capital gains distributed are taxable as long-term capital gains no matter how long you have owned your shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of a Series, you may realize a capital gain or loss. For tax purposes, an exchange of your shares in a Series for shares of another Series of the Trust, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund is the same as a sale.

Distributions and gains from the sale or exchange of your shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds unless you:

  Provide your correct social security or taxpayer identification number,
  Certify that this number is correct,
  Certify that you are not subject to backup withholding, and
  Certify that you are a U.S. person (including a U.S. resident alien).

The Fund must also withhold if the IRS instructs it to do so.

DISTRIBUTOR

Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as a non-exclusive distributor of the shares of the Series of the Trust pursuant to a selling agreement between Berwyn Financial and the Trust. Under the terms of the agreement, Berwyn Financial is a selling agent for the Series in certain jurisdictions in order to facilitate the registration of shares of the Series under state securities laws and to assist in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Trust. The Series of the Trust continue to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws.

More Information

More information about the investments of the Berwyn Fund Series and Berwyn Income Fund Series is available in the Annual and Semi-Annual Reports to Shareholders of those Series. (Berwyn Cornerstone Fund Series has not yet issued any Shareholder Reports as of the date of this prospectus.). In a Series Annual Report to Shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Series of the Trust during the last fiscal year. You can find more detailed information about the Trust in the current Statement of Additional Information ("SAI"), which we have filed with the U.S. Securities and Exchange Commission (the "SEC") and which is legally a part of this prospectus.

You can find reports and other information about the Trust on the SEC web site (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102 or by electronic request to the SECs e-mail address: publicinfo@sec.gov. Information about the Fund, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1-202-942-8090.

Shareholder Services

PFPC Inc.

P.O. Box 8821

Wilmington, Delaware 19899

800-992-6757 (toll-free)

(Investment Company Act File Number 811-04963)

THE BERWYN FUNDS

Shareholder Services

c/o PFPC, Inc.

P.O. Box 8821

Wilmington, DE 19899

Berwyn Fund Series

Berwyn Income Fund Series

Berwyn Cornerstone Fund Series

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2002

This Statement of Additional Information ("SAI") is not a Prospectus. The SAI is a document that relates to the Prospectus of The Berwyn Funds (the "Trust") dated May 1, 2002 and contains additional information regarding the Trust and its Series. This SAI should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing to the Trust at the above address or calling the 1-800-992-6757. The audited financial statements of the Berwyn Fund Series and Berwyn Income Fund Series and notes thereto for the year ended December 31, 2000, and the unqualified report of PricewaterhouseCoopers LLP, the independent accountants, on such financial statements (the "Report"), included in the 2001 Annual Report to Shareholders of Berwyn Fund Series and Berwyn Income Fund Series, are incorporated by reference in this SAI by amendment to the Trusts registration statement. The Berwyn Fund Series and Berwyn Income Fund Series annual reports are available without charge by calling 1-(800) 992-6757.

TABLE OF CONTENTS

Berwyn Fund Series 1

Berwyn Income Fund Series 6

Berwyn Cornerstone Fund Series 13

Trustees and Officers 18

Code of Ethics 20

Ownership of the Trust 20

Computation of Net Asset Value 21

Share Purchases 21

Distributor 22

Redemption of Shares 22

Calculation of Performance Data 23

General Information 26

Distribution and Taxes 27

Financial Statements 29

Appendix A Standard & Poors Bond Ratings

Appendix B Moodys Bond Ratings

BERWYN FUND SERIES

INVESTMENT POLICIES AND RISK FACTORS

(See also "Investment Objective, Principal Investment Strategies and Related Risks " for Berwyn Fund Series in the Trusts Prospectus.)

Berwyn Fund Series (BF) is a no-load, non-diversified series of shares of The Berwyn Funds, an open-end management investment company that seeks long term (i.e., greater than one year) capital appreciation by investing in common stocks and fixed income securities that offer a potential for capital appreciation. Current income is a secondary consideration.

Under normal market conditions, BF invests at least 80% of the value of its net assets in common stocks. The BF invests in common stocks that The Killen Group, Inc. (the "Adviser") considers to be selling at undervalued prices. These are stocks selling substantially below their book value or at a low valuation to present earnings or are stocks of companies, judged by the Adviser, to have above average growth prospects and to be selling at a small premium to book value or at modest valuation to their present earnings level.

The investment approach of BCF may be deemed "contrarian" in that it may lead BCF to select stocks not recommended by other investment advisers or brokerage firms.

While the portfolio of BF emphasizes common stocks, BF may also invest up to 20% of the value of its net assets in fixed income securities. The fixed income securities in which BF invests are corporate bonds and preferred stocks. BF selects fixed income securities that have a potential for capital appreciation due to prevailing interest rates.

There are no restrictions on the Adviser as to the investment rating a fixed income security must have in order to be purchased. BF may purchase fixed income securities in any rating listed by Standard & Poors Ratings Group ("Standard & Poors") and Moodys Investors Service, Inc. ("Moodys). (See Appendices A and B for Standard & Poors and Moodys definitions of Bond ratings.) This means that BF may invest up to 20% of the value of its net assets in high yield, high risk corporate debt securities that are commonly referred to as "junk bonds." These are corporate debt securities that are rated lower than BBB by Standard & Poors and Baa by Moodys. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower rated security may default in the payment of interest and principal. On the whole, these lower rated securities are considered speculative investments.

As of December 31, 2001, less than 0.02% of BFs net assets were invested in lower rated corporate debt securities.

BF may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts or certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (i.e., A-l and P-1, as defined in Standard & Poors and Moodys Commercial Paper Ratings, respectively), repurchase agreements, U.S. Treasury bills, notes and bonds, or cash.

Investment by BF in a no-load money market fund will result in BF paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of BF.

BFs investment in securities issued by the U. S. Government does not mean the U.S. Government is required to provide financial support to BF.

BF may also invest in Real Estate Investment Trusts ("REITs"). REITs are companies that invest in real estate. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. BF may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs. BF invests in REITs that generate income and have a potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and BFs investments as a means of lessening risks. As of December 31, 2001, BF was not invested in any REITs.

In a repurchase agreement, a seller of a security, usually a banking institution or securities dealer, sells securities to BF and agrees with BF at the time of sale to repurchase the securities from BF at a mutually agreed upon time and price. BF intends to enter into repurchase agreements only with established banking institutions that deal in treasury bills and notes. BF intends to invest mostly in overnight repurchase agreements. BF will only invest up to 5% of its net assets in repurchase agreements. In the event of the bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying securities as agreed upon, BF could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while BF seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. BF would also incur additional expenses enforcing its rights. As of December 31, 2001, BF had no assets invested in repurchase agreements.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies of BF. Fundamental policies may not be changed without approval by vote of a majority of BFs outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of BFs outstanding shares, or (b) at least 67% of shares present or represented by proxy at the meeting, provided that the holders of more than 50% of BFs outstanding shares are present in person or represented by proxy.

When investing its assets, BF will not:

(1) purchase more than 10% of the outstanding voting securities of a single issuer;

(2) invest more than 25% of the value of its total assets in any one industry;

(3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making of a loan;

(4) buy or sell real estate, real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

(5) underwrite securities of other issuers, except as BCF may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

(6) make short sales or purchase securities on margin;

(7) borrow money, except that BF may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

(8) invest for the purposes of exercising control or management;

(9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public);

(10) participate in a joint investment account; and

(11) issue senior securities.

In addition, BF has the following restrictions:

(1) With respect to 50% of its assets, BF will not at time of purchase invest more than 5% of its gross assets, at market value, in the securities of any one issuer (except the securities of the United States government); and

(2) With respect to the other 50% of its assets, BF will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer.

BF has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that (i) BF will not invest in real estate limited partnerships or in oil, gas or other mineral leases, and (ii) BFs investments in warrants will not exceed 5% of the BFs net assets. Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Trustees. But if any of these nonfundamental restrictions are changed, BCF will give shareholders at least 60 days written notice.

INVESTMENT ADVISORY ARRANGEMENTS

(See also "Management and Organization" for Berwyn Fund Series in the Trusts Prospectus.)

The Killen Group, Inc. is the investment adviser to BF. Robert E. Killen is Chairman, Chief Executive Officer ("CEO") and sole shareholder of the Adviser. Edward A. Killen, II is Vice President, Secretary of the Adviser. Both Robert E. Killen and Edward A. Killen, II are Directors of the Adviser. In addition, Robert E. Killen is President and Chairman of the Board of Trustees of the Trust.

The Adviser provides BF with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of BF, and the Adviser (the "Contract"), dated April 28, 1999, the Adviser provides BF with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of BFs resources. In addition, employees of the Adviser administer the operation of BF. These employees prepare and maintain the accounts, books and records of BF, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of BF under Federal and state laws and prepare all shareholder reports.

The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of BF. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. BF may terminate the Contract on sixty days written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of BF. The Adviser may terminate the Contract on sixty days written notice to BF without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

As compensation for its investment management services to BF under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 1% of the average daily net assets of BF. The fee is computed daily by multiplying the net assets for a day by 1% and dividing the result by 365. At the end of the month, the daily fees are added and the resulting sum is paid to the Adviser.

BF paid the Adviser $374,918 in fees in 2001, $294,661 in fees in 2000 and $302,721 in fees in 1999. The Berwyn Funds, Inc. ("TBF"), BFs predecessor, paid the Adviser $173,873 in fees in 1999.

EXPENSE LIMITATION

The Contract provides that the Advisers fee payable by BF will be reduced in any fiscal year by any amount necessary to prevent BF expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by BF or the Adviser, but inclusive of the Advisers fee payable by BF) from exceeding 2% of the average daily net assets of BCF. In any month that BF expenses and liabilities exceed 2%, the Advisers fee will be reduced so that expenses and liabilities will be 2%. Although BF expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by BF. Once the net assets of BF exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of BF. The expense limitation has not reduced the Advisers fee since 1985. In 2001, BFs ratio of total annual operating expenses to average net assets was 1.21%.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Subject to policy established by the Trusts Board of Trustees, the Adviser is responsible for BFs portfolio decisions and the buying and selling of BFs portfolio securities. In executing such transactions, the Adviser seeks to obtain the best net results for BF, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which in the opinion of the Board, are reasonable and necessary to the decision making responsibilities of the Adviser for BF. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Advisers other clients and not all such services may be used by the Adviser in connection with BF. Those services may include economic studies, industry studies, security analysis or reports, sales literature of BFs portfolio securities and statistical services furnished either directly to BF or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser. BF considers giving brokerage business to brokers who have assisted in the distribution of shares of BF.

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. In 1999, TBF used an affiliated broker, Berwyn Financial Services ("BFS"), pursuant to substantially the same procedures, and BCF used BFS pursuant to its Rule 17e-1 procedures in 1999, 2000 and 2001.

BFS is affiliated with BF because Officers and a Trustee of the Trust and Directors of the Adviser are Officers, Directors and Shareholders of BFS. In addition, BFS serves as the Distributor for BCFs shares in various jurisdictions pursuant to a written agreement.

In 1999, TBF paid a total of $36,059 in commissions to BFS. This figure represents 57% of the total commissions paid by TBF. The percentage of TBFs aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 75%.

TBF paid brokerage commissions of $63,010 in 1999. In 1999, 2000, and 2001, respectively, BF paid a total of $45,693 $102,103 and $134,337 in commissions to BFS. These figures represent 67%, 82%, and 95% of the total commissions paid by BF, respectively. The percentage of BFs aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 97% in 2001, 86% in 2000 and 73% in 1999. BF paid brokerage commissions of $141,193 in 2001, $124,020 in 2000 and $68,145 in 1999.

The amount of commissions paid by BF in 2000 was lower than aggregate amounts of commissions paid by BF and TBF in 1999. The decline was due to the fact that the net assets of BCF declined and the dollar amount of trading by BF decreased.

The Adviser has other advisory clients which include individuals, trusts and pension and profit sharing plans, some of which have similar investment objectives to BF. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for BF and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among BF and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of BF to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

BERWYN INCOME FUND SERIES

INVESTMENT POLICIES AND RISK FACTORS

(See also "Investment Objectives, Principal Investment Strategies and Related Risks" for the Berwyn Income Fund Series in the Trusts Prospectus.)

Berwyn Income Fund Series ("BIF") is a no-load, diversified series of shares of The Berwyn Funds, an open-end, management investment company. Its investment objective is to provide investors with current income while seeking to preserve capital by taking what BIF considers to be reasonable risks. In pursuing its investment objective, BIF may also offer, as a secondary consideration, the potential for capital appreciation. To achieve its objective, BIF invests in investment grade corporate debt securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high yield, high risk corporate debt securities (also known as "junk bonds"), unrated corporate debt securities, and preferred and common stocks. The Adviser determines the percentage of each category of securities to purchase and hold based upon the prevailing economic and market conditions. This means, that BIF may invest up to 100% of its net assets in high yield, high risk corporate debt securities. BIF, however, may not invest in common stock when the value of the common stock in BIF portfolio equals or exceeds 30% of the value of BIF net assets.

Securities rated BBB or higher by Standard & Poors Rating Group ("S&P") or Baa or higher by Moodys Investors Service, Inc. ("Moodys") are considered investment grade corporate debt securities. Securities rated lower than BBB or Baa by these services are considered high yield securities. Appendices A and B list the definitions of the S&P and Moodys bond ratings.

BIF may invest in fixed income securities that are not rated. BIF will invest only in unrated securities that have a creditworthiness, in the opinion of the Adviser, that is equal to or better than the creditworthiness of fixed income securities with S&P ratings of CC or Moodys ratings of Caa.

BIF may also purchase certain debt securities that have not been registered with the U.S. Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended ("1933 Act"), and are restricted from sale to the general public. BIF will purchase these restricted securities from the issuer or qualified institutional buyers, and will sell these restricted securities, exclusively in transactions that are exempt pursuant to Rule 144A under the 1933 Act. BIF will limit its investment in such restricted securities to no more than 10% of the value of its net asset.

There are risks associated with investing in Rule 144A Securities. The securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Although the Rule 144A Securities may be resold in negotiated transactions, the price realized from these sales could be less than the price originally paid by BIF or less than what may be considered the fair value of such securities. Furthermore, if such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, BIF may be required to bear the expense of registration.

In an effort to minimize the risks associated with these securities, BIF will purchase only Rule 144A Securities of companies that have publicly traded securities outstanding, have been in business a minimum of five years, and have a market capitalization of at least $100 million. Finally, BIF will purchase Rule 144A Securities only in situations where the Adviser has a reasonable expectation that the securities will be registered with the SEC within six months.

In addition to corporate debt securities, BIF may invest in the securities issued or guaranteed by the U.S. Government and its agencies and in preferred and common stocks. The securities of the U.S. Government in which BCF invests are U.S. Treasury bonds and notes. BIF may also purchase debt securities issued by U.S. Government agencies or by an instrumentality of the U.S. Government. Some of the U.S. Government agencies that issue or guarantee securities include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U. S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.

U.S. Treasury bonds and notes are backed by the full faith and credit of the U.S. Government. Securities issued by U.S. Government agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency or instrumentality for repayment.

BIF invests in preferred stocks that, in the opinion of the Adviser, are offering an above average yield in comparison to preferred stocks of the same quality or in preferred stocks offering a potential for capital appreciation. BIF may also purchase preferred stocks that are restricted securities subject to the limitations under Rule 144A described above.

BIF invests in common stocks that it considers to be selling at undervalued prices. The investment approach of BIF may be deemed "contrarian" in its selection of common stocks due to the fact that this approach may lead BIF to select stocks not recommended by other investment advisers or brokerage firms. BIF, however, will purchase only common stocks that pay cash dividends and will not purchase additional common stocks when common stocks comprise 30% or more of BIF net assets.

Aside from the investments listed above, BIF may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper rated A-1, repurchase agreements or Treasury bills, and may hold cash.

Investment by BIF in a no-load money market fund will result in BIF paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of BIF.

BIF may invest in real estate investment trusts ("REITs") and repurchase agreements. BIF limits investment in REITs to 10% of its net assets and investment in repurchase agreements to 5% of its net assets.

REITs are companies that invest their capital in real estate, long and short term mortgages and construction loans. These companies normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. BCF invests in REITs that generate income and have a potential for capital appreciation. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. BIF may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs.

There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and BIF investments as a means of lessening risks. As of December 31, 2001, 9.20% of BIFs net assets were invested in REITs.

In a repurchase agreement, a seller of securities, usually a banking institution or securities dealer, sells securities to BIF and agrees with BIF at the time of sale to repurchase the securities from BIF at a mutually agreed upon time and price. BIF intends to enter into repurchase agreements only with established banking institutions that deal in U.S. Treasury bills and notes. BIF intends to invest mostly in overnight repurchase agreements. In the event of bankruptcy of the seller of a repurchase agreement or the failure of the seller to repurchase the underlying securities as agreed upon, BIF could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period BIF seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. BIF would also incur additional expenses enforcing its rights. As of December 31, 2001, BIF had no assets invested in repurchase agreements.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies of BIF. Fundamental policies may not be changed without approval by vote of a majority of BIF outstanding voting securities. As used in this SAI and in the Prospectus, "a majority of BIF outstanding voting securities" means the lesser of (a) more than 50% of BIF outstanding shares, or (b) at least 67% of the shares present or represented by proxy at a meeting of shareholders provided that the holders of more than 50% of BCFs outstanding shares are present in person or represented by proxy.

When investing its assets, BIF will not:

(1) invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, debt or preferred stock of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities;

(2) invest more than 25% of the value of its total assets in the securities of issuers in any one industry;

(3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be the making of a loan;

(4) buy or sell real estate and real estate mortgage loans, commodities, commodity futures contracts, puts and calls and straddles;

(5) underwrite securities of other issuers, except as BIF may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

(6) make short sales or purchase securities on margin;

(7) borrow money, except that BIF may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

(8) invest for the purposes of exercising control or management;

(9) invest in restricted securities (securities that must be registered under the Securities Act of 1933, as amended, before they may be offered and sold to the public, except that BIF will be permitted to purchase restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended);

(10) participate in a joint investment account; and

(11) issue senior securities.

BIF has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that BIF will not invest in real estate limited partnerships or oil, gas or other mineral leases and any investments in warrants will not exceed 5% of BIF net assets. Restrictions that are not fundamental policies may be changed by a vote of the majority of the Board of Trustees. If any of these non-fundamental restrictions are changed, however, BIF will give shareholders at least 60 days written notice.

INVESTMENT ADVISORY ARRANGEMENTS

(See also "Management and Organization" for Berwyn Income Fund Series in the Trusts Prospectus.)

The Killen Group, Inc., is the investment adviser (the "Adviser") to the Fund. Robert E. Killen is Chairman, CEO and sole shareholder of the Adviser. He is also President and Chairman of the Board of Trustees of the Trust. Edward A. Killen, II, the portfolio manager of BIF, is Vice President, Secretary and a Director of the Adviser.

The Adviser provides BIF with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of BIF, and the Adviser (the "Contract"), dated April 28, 1999, the Adviser provides BIF with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the BIFs resources. In addition, employees of the Adviser administer the operation of BIF. These employees prepare and maintain the accounts, books and records of the Fund, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of BIF under Federal and state laws and prepare all shareholder reports.

The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of the BIF. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. The BIF may terminate the Contract on sixty days written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the BIF. The Adviser may terminate the Contract on sixty days written notice to the BIF without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

As compensation for its investment management services to BIF under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 0.50% of the average daily net assets of the BIF. The fee is computed daily by multiplying the net assets for a day by the appropriate percentage and dividing the result by 365. At the end of the month, the daily fees are added and the sum is paid to the Adviser.

BIF paid the Adviser $247,534 in fees in 2001, $236,451 in fees in 2000 and $233,125 in 1999. BIFI, the predecessor of the Fund, paid the Adviser $148,403 in fees in 1999.

EXPENSE LIMITATION

The Contract provides that the Advisers fee payable by BIF will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by BIF or the Adviser, but inclusive of the Advisers fee payable by) from exceeding 2% of the average daily net assets of BIF. In any month that BIF expenses and liabilities exceed 2%, the Advisers fee will be reduced so that expenses and liabilities will be 2%. Although BIF expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by BIF. Once the net assets of BIF exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of BIF. The expense limitation has not reduced the Advisers fee since 1988. In 2001 BIF total annual operating expenses amounted to 0.83% the average daily net assets of BIF.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Subject to policy established by the Trusts Board of Trustees, the Adviser is responsible for BIF portfolio decisions and the buying and selling of BIF portfolio securities. In executing such transactions, the Adviser will seek to obtain the best net results for BIF, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services which, in the opinion of the Board, are reasonable and necessary to BIF normal operations. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Advisers other clients, and not all such services may be used by the Adviser in connection with BIF. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to BIF or to the Adviser. The Adviser makes no effort in any given circumstance to determine the value of these materials or services or the amount they might have reduced expenses of the Adviser. BIF considers giving brokerage business to brokers who have assisted in the distribution of shares of BIF.

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. In 1999 Berwyn Income Fund, Inc. (BIFI) the predecessor of the BIF, used an affiliated broker, Berwyn Financial Services (BFS), pursuant to substantially the same procedures, and the BIF used BFS pursuant to its Rule 17e-1 procedures in 1999, 2000 and 2001.

BFS is affiliated with the BIF because Officers and a Trustee of the Trust and the Directors of the Adviser are Officers, Directors and Shareholders of BFS. In addition, BFS serves as the distributor for the BIFs shares in various jurisdictions pursuant to a written agreement.

In 1999 BIFI paid a total of $30,194 in commissions to BFS. The figure represents 94% of the total commissions paid by BIFI. The percentage of BIFIs aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 82%.

In 2001, 2000 and 1999, BIF paid $47,242, $71,596 and $53,531 in commissions to BFS, respectively. These figures represent 94%, 93% and 88% of the commissions paid by BIF. The percentage of the Funds aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 94% in 2001, 91% in 2000 and 65% in 1999.

BIF paid commissions of $50,521 in 2001, $77,274 in 2000 and $61,072 in 1999. The amount paid by BIF in 2001 was lower than the amount paid in 2000. The decline was due to the fact that the net assets of BIF declined during the year and the amount of trading decreased.

The Adviser has other advisory clients which include individuals, trusts and pension and profit sharing funds, and an investment company, some of which have similar investment objectives to BIF. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for BIF and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among BIF and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of BIF to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

BERWYN CORNERSTONE FUND SERIES

INVESTMENT POLICIES AND RISK FACTORS

(See also "Investment Objective, Principal Investment Strategies and Related Risks " for Berwyn Cornerstone Series in the Trusts Prospectus.)

Berwyn Cornerstone Fund Series ( "BCF") is a no-load, non-diversified series of shares of The Berwyn Funds, an open-end management investment company that seeks long term (i.e., greater than one year) capital appreciation by investing in common stocks and fixed income securities that offer a potential for capital appreciation. Current income is a secondary consideration.

Under normal market conditions, BCF invests at least 80% of the value of its net assets in common stocks. BCF invests in common stocks that The Killen Group, Inc. (the "Adviser") considers to be selling at undervalued prices. These are stocks selling substantially below their book value or at a low valuation to present earnings or are stocks of companies, judged by the Adviser, to have above average growth prospects and to be selling at a small premium to book value or at modest valuation to their present earnings level.

The investment approach of BCF may be deemed "contrarian" in that it may lead BCF to select stocks not recommended by other investment advisers or brokerage firms.

While the portfolio of BCF emphasizes common stocks, BCF may also invest up to 20% of the value of its net assets in fixed income securities. The fixed income securities in which BCF invests are corporate bonds and preferred stocks. BCF selects fixed income securities that have a potential for capital appreciation due to prevailing interest rates.

There are no restrictions on the Adviser as to the investment rating a fixed income security must have in order to be purchased. BCF may purchase fixed income securities in any rating listed by Standard & Poors Ratings Group ("Standard & Poors") and Moodys Investors Service, Inc. ("Moodys). (See Appendices A and B for Standard & Poors and Moodys definitions of Bond ratings.) This means that BCF may invest up to 20% of the value of its net assets in high yield, high risk corporate debt securities that are commonly referred to as "junk bonds." These are corporate debt securities that are rated lower than BBB by Standard & Poors and Baa by Moodys. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower rated security may default in the payment of interest and principal. On the whole, these lower rated securities are considered speculative investments.

BCF may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts or certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (i.e., A-l and P-1, as defined in Standard & Poors and Moodys Commercial Paper Ratings, respectively), repurchase agreements, U.S. Treasury bills, notes and bonds, or cash.

Investment by BCF in a no-load money market fund will result in BCF paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of BCF.

BCFs investment in securities issued by the U. S. Government does not mean the U.S. Government is required to provide financial support to BCF.

BCF may also invest in Real Estate Investment Trusts ("REITs"). REITs are companies that invest in real estate. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. BCF may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs. BCF invests in REITs that generate income and have a potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and BCFs investments as a means of lessening risks.

In a repurchase agreement, a seller of a security, usually a banking institution or securities dealer, sells securities to BCF and agrees with BCF at the time of sale to repurchase the securities from BCF at a mutually agreed upon time and price. BCF intends to enter into repurchase agreements only with established banking institutions that deal in treasury bills and notes. BCF intends to invest mostly in overnight repurchase agreements. BCF will only invest up to 5% of its net assets in repurchase agreements. In the event of the bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying securities as agreed upon, BCF could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while BCF seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. BCF would also incur additional expenses enforcing its rights.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies of BCF. Fundamental policies may not be changed without approval by vote of a majority of BCFs outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of BCFs outstanding shares, or (b) at least 67% of shares present or represented by proxy at the meeting, provided that the holders of more than 50% of BCFs outstanding shares are present in person or represented by proxy.

When investing its assets, BCF will not:

(1) purchase more than 10% of the outstanding voting securities of a single issuer;

(2) invest more than 25% of the value of its total assets in any one industry;

(3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making of a loan;

(4) buy or sell real estate, real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

(5) underwrite securities of other issuers, except as BCF may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

(6) make short sales or purchase securities on margin;

(7) borrow money, except that BCF may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

(8) invest for the purposes of exercising control or management;

(9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public);

(10) participate in a joint investment account; and

(11) issue senior securities.

In addition, BCF has the following restrictions:

(1) With respect to 50% of its assets, BCF will not at time of purchase invest more than 5% of its gross assets, at market value, in the securities of any one issuer (except the securities of the United States government); and

(2) With respect to the other 50% of its assets, BCF will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer.

BCF has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that (i) BCF will not invest in real estate limited partnerships or in oil, gas or other mineral leases, and (ii) BCFs investments in warrants will not exceed 5% of BCFs net assets. Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Trustees. But if any of these nonfundamental restrictions are changed, BCF will give shareholders at least 60 days written notice.

INVESTMENT ADVISORY ARRANGEMENTS

(See also "Management and Organization" for Berwyn Cornerstone Fund Series in the Trusts Prospectus.)

The Killen Group, Inc. is the investment adviser (the "Adviser") to BCF. Robert E. Killen is Chairman, Chief Executive Officer ("CEO") and sole shareholder of the Adviser. Edward A. Killen, II is Vice President, Secretary of the Adviser. Both Robert E. Killen and Edward A. Killen, II are Directors of the Adviser. In addition, Robert E. Killen is President and Chairman of the Board of Trustees of the Trust.

The Adviser provides BCF with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of BCF, and the Adviser (the "Contract"), dated February 5, 2002, the Adviser provides BCF with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of BCFs resources. In addition, employees of the Adviser administer the operation of BCF. These employees prepare and maintain the accounts, books and records of BCF, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of BCF under Federal and state laws and prepare all shareholder reports.

The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of BCF. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. BCF may terminate the Contract on sixty days written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of BCF. The Adviser may terminate the Contract on sixty days written notice to BCF without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

As compensation for its investment management services to BCF under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 1% of the average daily net assets of BCF. The fee is computed daily by multiplying the net assets for a day by 1% and dividing the result by 365. At the end of the month, the daily fees are added and the resulting sum is paid to the Adviser.

EXPENSE LIMITATION

The Contract provides that the Advisers fee payable by BCF will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by BCF or the Adviser, but inclusive of the Advisers fee payable by BCF) from exceeding 2% of the average daily net assets of BCF. In any month that BCF expenses and liabilities exceed 2%, the Advisers fee will be reduced so that expenses and liabilities will be 2%. Although BCF expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by BCF. Once the net assets of BCF exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of BCF.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Subject to policy established by the Trusts Board of Trustees, the Adviser is responsible for BCFs portfolio decisions and the buying and selling of BCFs portfolio securities. In executing such transactions, the Adviser seeks to obtain the best net results for BCF, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which in the opinion of the Board, are reasonable and necessary to the decision making responsibilities of the Adviser for BCF. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Advisers other clients and not all such services may be used by the Adviser in connection with BCF. Those services may include economic studies, industry studies, security analysis or reports, sales literature of BCFs portfolio securities and statistical services furnished either directly to BCF or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser. BCF considers giving brokerage business to brokers who have assisted in the distribution of shares of BCF.

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. Berwyn Financial Services (BFS) is a broker affiliated with BCF because Officers and a Trustee of the Trust and Directors of the Adviser are Officers, Directors and Shareholders of BFS. In addition, BFS serves as the Distributor for BCFs shares in various jurisdictions pursuant to a written agreement.

The Adviser has other advisory clients which include individuals, trusts and pension and profit sharing plans, some of which have similar investment objectives to BCF. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for BCF and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among BCF and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of BCF to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the business of the Trust and its three Series. The Board was elected initially by shareholders and thereafter Trustees are elected by the Board or the shareholders from time to time in accordance with the Trusts Agreement and Declaration of Trust and By-Laws. The Board of Trustees sets broad policies for the Trust and has responsibility for supervision of its operations. The daily operations of the Trust are administered by employees of the Adviser under the Boards supervision.

The Trustees and executive officers of the Trust, their ages, principal occupations for the past five years and the aggregate dollar range of shares owned in the three Series of the Trust are listed below:

Name, Age, Position and Address	Principal Occupations for the Past Five Years	Aggregate Dollar Range of Shares Owned in Berwyn Fund and Berwyn Income Fund Series as of 12/31/01
Interested Trustee
Robert E. Killen (61) President and Trustee 1199 Lancaster Ave. Berwyn, PA 19312

Director of Westmoreland Coal Co. (a mining company) since July 1996. Director and shareholder, Berwyn Financial Services Corp. ("BFS"), a financial services company (registered as a broker-dealer with the SEC since December 1993 and a member of the National Association of Securities Dealers, Inc. (the "NASD") since July 1994) since October 1991. President and Director of Berwyn Income Fund, Inc. ("BIF") and The Berwyn Fund, Inc. ("TBF"), predecessors of the Series of the Trust (both registered investment companies managed by the adviser), from December, 1986 to April 1999 and from February 1983 to April 1999, respectively. Chairman, Chief Executive Officer and sole shareholder of the Adviser (an investment advisory firm) since April 1996. President, Treasurer, Director and sole shareholder of the Adviser from September 1982 to March 1996.

Over $100,000 BF Over $100,000 BIF
Non-Interested Trustees
Denis P. Conlon (54) Trustee 1199 Lancaster Ave. Berwyn, PA	Director of BIF and TBF from June 1992 to April 1999. President and Chief Executive Officer of CRC Industries (a worldwide manufacturer) since 1996.	$50,001-$100,000 BF $10,000-$50,000 BIF
Deborah D. Dorsi (46)1 Trustee 1199 Lancaster Ave. Berwyn, PA 19312

Director of BIF and TBF from April 1998 to April 1999. Retired industry executive since 1994. Director, Worldwide Customer Support, Kulicke & Soffa Industries, Inc. (Semi Conductor Equipment Manufacturer) from 1993-1994

$10,001- $50,000 BF $0 BIF
Officer of the Trust
Kevin Ryan (54)1*+ Secretary-Treasurer 1189 Lancaster Ave. Berwyn, PA

President, Treasurer, Director and shareholder of BFS since October 1991.

Secretary and Treasurer of TBF from February 1983 to April 1999 and BIF from December 1986 to April 1999, Director of TBF from February 1983 to march 1999. Legal counsel to the Adviser since September 1985.

Over $100,000 BF Over $100,000 BIF

CODE OF ETHICS

The Trust, its Adviser and BFS have adopted a Code of Ethics ("Code") that applies to the personal securities transactions of the Trustees and Officers of the Trust and to the personal securities transactions of the Directors, Officers and employees of the Adviser and BFS. The Code allows these individuals to invest in securities, even securities purchased and held by the Trust, if certain restrictions are met.

The Code of Ethics of the Trust, Adviser and BFS have been filed as part of a registration statement with the SEC. The Code may be reviewed and copied at the SECs Public Reference Room in Washington, D.C. Anyone who is interested may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. The Code of Ethics is available on the EDGAR Database on the SECs Internet site at http:\\www.sec.gov and copies of them may be obtained, after paying a duplicating fee, by writing to the SECs Public Reference Section, Washington, D.C. 20549-0102 or sending a request to the following e-mail address: publicinfo@sec.gov.

OWNERSHIP OF THE TRUST

BERWYN FUND SERIES

As of January 28, 2002, there were 1,893,061 shares of BF outstanding. Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA was the record owner of 18% of the outstanding shares. Schwab holds the shares in nominee name for its customers and does not have the power to vote the shares or to sell them. National Financial Services LLC ("National"), One World Financial Center, 200 Liberty St., New York, NY was the record owner of 19% of the outstanding shares. National holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. Robert E. Killen, 1199 Lancaster Ave., Berwyn, PA owns 16% of the outstanding shares beneficially and of record. He is the record owner of 4% of the outstanding shares and the beneficial owner of 12%. The records of BF do not indicate that any individual owns more than 5% of its outstanding shares. As of January 28, 2002, Trustees and Officers of BF, as a group, owned beneficially and of record 343,745 shares, which constituted 18% of the outstanding shares of BF.

BERWYN INCOME SERIES

As of January 28, 2002, there were 4,743,288 shares of BIF outstanding. Charles Schwab & Co. ("Schwab") was the record owner of 45% of the outstanding shares. Although Schwab is the record owner of more than 25% of the outstanding shares, Schwab cannot be considered to Control BIF. Schwab holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. National Financial Services LLC ("National") was the record owner of 11% of the outstanding shares. National holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. The records of the BIF do not indicate that any individual owns more than 5% of its outstanding shares. As of January 28, 2002. Trustees and Officers of BIF, as a group, owned beneficially and of record 180,801 shares of BIF which constituted 4% of the outstanding shares.

BERWYN CORNERSTONE FUND SERIES

As of January 28, 2002 there were no shares of BCF outstanding. On February 5, 2002, the Board of Trustees of the Trust authorized the establishment of BCF and authorized the issuance of shares of BCF to Robert E. Killen in a private offering. As of February 5, 2002, Robert E. Killen became a 100% owner of BCFs outstanding shares. His ownership permits him to control BCF and approve all actions taken by the Trustees. It is anticipated that Mr. Killens control of BCF will cease when shares of this Series are sold to the public.

COMPUTATION OF NET ASSET VALUE

(See also "Shareholder Information Buying Shares" in the Prospectus). The net asset value per share of a Series of the Trust is determined by dividing the total value of the investments of the Series and other assets, less any liabilities, by the total number of outstanding shares of that Series. Net asset value per share is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.

SHARE PURCHASES

(See also "Shareholder Information" in the Prospectus)

The Trust offers shares for sale on a continuous basis. The Trust does not impose a sales charge (load) on the purchase of the shares of its Series. The offering price of shares of a Series is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Trust to receive orders for the purchase of shares. The net asset value of shares can be expected to fluctuate daily.

The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in one Series that total $3,000 in the aggregate or among accounts in the three Series of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts ("IRAs") is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.

The Trust reserves the right to reduce or waive the minimum purchase requirements in certain cases where subsequent and continuing purchases are contemplated.

DISTRIBUTOR

Shares of each Series of the Trust are offered to the public at net asset value, without the imposition of a sales load.

BFS, a broker-dealer registered with the SEC and a member of the NASD, is a current distributor of the Trusts shares, pursuant to a selling agreement which became effective on April 30, 1999 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Trusts continuous offering of shares of its Series and does not receive any compensation from BCF. The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.

The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Trusts Board of Trustees and by the vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment. Robert E. Killen, an affiliate of the Trust, is an affiliated person of BFS.

REDEMPTION OF SHARES

(See "Redeeming Shares" in the Prospectus).

The Trust will redeem all full and fractional shares of a Series upon receipt of a written request in proper form. The redemption price is the net asset value per share of the Series next determined after receipt of proper notice of redemption. In certain circumstances described in the Prospectus, the shareholder could receive, upon redemption of shares of a Series, portfolio securities that were held by the Series rather than cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Series from which a redemption is being made during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Trust may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities, and such valuation will be made as of the same time the redemption price is determined. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

CALCULATION OF PERFORMANCE DATA

BERWYN FUND SERIES

The average annual total returns of Berwyn Fund Series of the Trust (BF) for one year, five years and ten years ended December 31, 2001, as well as the average annual total returns for the same periods after taxes on distributions and after taxes on distributions and sale of shares of BF, are listed below:

	1 Year	5 Years	10 Years
Return Before Taxes	28.93%	5.13%	10.39%
Return After Taxes on Distributions	27.08%	4.11%	8.72%
Return After Taxes on Distributions and Sale of Shares	21.67%	3.29%	6.97%

The one year performance is for the period January 1, 2001 to December 31, 2001. The five year period runs from January 1, 1997 to December 31, 2001 and the ten year period runs from January 1, 1992 to December 31, 2001. To obtain the return before taxes, BF computed its average total return for each period of time. BF made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.

The total return for a period is calculated by determining the redeemable value on the last day of the period of a $1,000 initial investment made at the beginning of the period, with dividend and capital gains reinvested on the reinvestment date and dividing the value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.

The above method is used to calculate the average annual total returns before taxes. To determine the average annual total returns after taxes on distributions the taxes due on distributions during the period are calculated using the highest individual marginal federal income taxes on the reinvestment date. The amount of taxes due are deducted from the distributions and the remainder is reinvested. The tax rates used correspond to the tax character of each component of the distributions. Ordinary income rates are used for ordinary income distributions, short term capital gain rates for short term capital gain distributions and long term capital gain rates for long term capital gains. To determine the average annual total returns after taxes on distributions and sale of Fund shares, BF would calculate the average annual total returns, taking into account the taxes due distributions and taxes due on the sale of the shares at the end of the 1, 5 and 10 year periods. The amounts remaining after the deductions for taxes would be used to determine the returns after taxes on distributions and sale of Fund shares.

In addition to average annual returns listed above, BF calculates its total returns on a calendar year basis. Listed below are BFs total returns for each calendar year from 1992 through 2001:

January 1, 1992 December 31, 1992	20.60%
January 1, 1993 December 31, 1993	22.90%
January 1, 1994 December 31, 1994	3.90%
January 1, 1995 December 31, 1995	19.20%
January 1, 1996 December 31, 1996	14.40%
January 1, 1997 December 31, 1997	26.10%
January 1, 1998 December 31, 1998	-18.90%
January 1, 1999 December 31, 1999	-4.60%
January 1, 2000 December 31, 2000	2.10%
January 1, 2001 December 31, 2001	28.93%

BF calculates the total return for a calendar year by determining the redeemable value on the last day of the year of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date and dividing that value by $1,000.

All average annual total returns and the total returns for calendar years are based on historical performance and are not intended as an indication of future performance.

BERWYN INCOME FUND SERIES

The average annual total return of Berwyn Income Fund Series ("BIF") of the Trust for one year, five years and ten years ended December 31, 2001, as well as the average annual total returns for the same periods after taxes on distributions and after taxes on distributions and sale of shares of BIF, are listed below:

	1 Year	5 Years	10 Years
Return Before Taxes	14.12%	5.71%	9.95%
Return After Taxes on Distributions	10.74%	2.28%	6.26%
Return After Taxes on Distributions and Sale of Shares	8.59%	1.82%	5.01%

The one year performance is for the period January 1, 2001 to December 31, 2001. The five year period runs from January 1, 1997 to December 31, 2001 and the ten year period runs for January 1, 1992 to December 31, 2001.

BIF calculates its average annual total returns before and after taxes using the same methods as BF. BIF also calculates annual total returns. Listed below are BIFs total returns for each calendar year from 1992 through 2001:

January 1, 1992 December 31, 1992	21.70%
January 1, 1993 December 31, 1993	16.90%
January 1, 1994 December 31, 1994	-1.10%
January 1, 1995 December 31, 1995	21.00%
January 1, 1996 December 31, 1996	14.00%
January 1, 1997 December 31, 1997	13.40%
January 1, 1998 December 31, 1998	-4.57%
January 1, 1999 December 31, 1999	0.83%
January 1, 2000 December 31, 2000	6.05%
January 1, 2001 December 31, 2001	14.12%

BIF calculates total return for a calendar year using the same method used by BF. All average annual total returns and the total returns for calendar years are based on historical performance and are not intended as an indication of future performance. BIF also calculates its yield. BIFs yield for the month ended December 31, 2001 was 6.50%.

The yield was determined based upon the net investment income per share for the period December 1 to December 31, 2001. Expenses accrued for the period were subtracted from the interest and dividends accrued and the remainder was divided by the daily average number of shares multiplied by the maximum offering price per share. The number then obtained was annualized.

BERWYN CORNERSTONE FUND SERIES

The Berwyn Cornerstone Fund Series (BCF) of the Trust has been in operation for less than a year and as a result has not calculated any performance. When BCF does calculate its performance it will use the methods described in BF section.

GENERAL INFORMATION

The Trust is a business trust formed under the laws of the State of Delaware on February 4, 1999. The Trust has three portfolio series, Berwyn Fund Series, Berwyn Income Fund Series and Berwyn Cornerstone Series.

Berwyn Fund Series (BF") is the successor to The Berwyn Fund, Inc. (TBF"), a corporation organized under the laws of the Commonwealth of Pennsylvania in February, 1983, which was a no-load, non-diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of TBF, and accomplished on April 30, 1999, all the assets and liabilities of TBF were transferred to BF and the shareholders of TBF became the shareholders of BF. Thereafter BF has carried on the business of TBF.

Berwyn Income Fund Series ("BIF") is the successor to Berwyn Income Fund, Inc.,("BIFI"), a corporation organized under the laws of the Commonwealth of Pennsylvania on December 26, 1986, which was a no-load, diversified, open-end management investment company. In a reorganization approved by vote of the shareholder of BIF and accomplished on April 30, 1999, all the assets and liabilities of BIFI were transferred to BIF and the shareholders of BIFI became shareholders of BIF. Thereafter BIF has carried on the business of BIFI.

Berwyn Cornerstone Fund Series was established by Trusts Board of Trustees on February 5, 2002.

Each Series has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal voting, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the any Series. All shares issued are fully paid and non-assessable. Shares of a Series do not have cumulative voting rights.

Custodian and Transfer Agent

PFPC, Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809 is the custodian and transfer agent of BCF. The custodian holds all securities and cash owned by BCF and collects all dividends and interest due on the securities. The transfer agent processes shareholder transactions and maintains the records of shareholder accounts.

Independent Accountants

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103 are the independent accountants for BCF. PricewaterhouseCoopers LLP performs an annual audit of the financial statements of BCF.

Litigation

The Trust is not involved in any litigation or other legal proceedings.

DISTRIBUTION AND TAXES

Distributions of Net Investment Income

A Series of the Trust receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of one of the Series, constitutes that Series net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends a Series pays are taxable to you as ordinary income.

Distributions of Capital Gains

A Series of the Trust may derive capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Series. Any net capital gains realized by a Series generally are distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on a Series.

Effect of Foreign Investments on Distributions

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Series. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Series ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Series ordinary income distributions to you, and may cause some or all of a Series previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in a Series. Any return of capital in excess of your basis, however, is taxable as a capital gain.

A Series may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Series income dividends paid to you.

Information on the Amount and Tax Character of Distributions

The Series will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, BCF may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in BCF. Distributions declared in December but paid in January are taxable to you as if paid in December.

Election to Be Taxed as a Regulated Investment Company

Each Series of the Trust is treated as a separate entity for federal income tax purposes. Each Series has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). BF and BIF have qualified as a regulated investment companies for their most recent fiscal year, and all Series intend to continue to qualify during the current fiscal year. As regulated investment companies, the Series generally pay no federal income tax on the income and gains distributed to you. The board reserves the right not to maintain the qualification of a Series as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Series will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income dividends to the extent of a Series earnings and profits.

Excise Tax Distribution Requirements

To avoid federal excise taxes, the Code requires each Series of the Trust to distribute to you by December 31 of each year, at a minimum, the following amounts:

  98% of its taxable ordinary income earned during the calendar year;
  98% of its capital gain net income earned during the twelve month period ending October 31; and
  100% of any undistributed amounts from the prior year. Each Series intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that is distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares

Redemptions (including redemptions in kind) and exchanges of shares in a Series are taxable transactions for federal and state income tax purposes. If you redeem shares in a Series, or exchange them for shares of another Series in the Trust, Rodney Square Fund or the Rodney Square Tax-Exempt Fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions and Five Year Gains

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket). Gain from the redemption of shares of a Series held for more than five years may be subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket).

Redemptions at a Loss Within Six Months of Purchase

Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Series on those shares.

Wash Sales

All or a portion of any loss that you realize on the redemption of your shares in a Series is disallowed to the extent that you buy other shares in the same Series (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on a Series investment in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Investment in Complex Securities

A Series may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Series is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Series (possibly causing a Series to sell securities to raise the cash for necessary distributions) and/or defer a Series ability to recognize a loss, and, in limited cased, subject the Series to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Series.

FINANCIAL STATEMENTS

The audited financial statements of BF and BIF and notes thereto for the year ended December 31, 2000 and the report of PricewaterhouseCoopers LLP, the Trusts independent accountants, on such financial statements (the "Report") which are included in the 2000 Annual Report to Shareholders (the "Annual Report") of BF and BIF are incorporated by reference in this SAI by amendment to the Trusts registration statement. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report without charge by writing to the Trust at the address on the cover of this SAI or calling (800) 992-6757.

APPENDIX A

STANDARD & POORS BOND RATINGS

Standard & Poors Ratings Group gives ratings to bonds that range from AAA to D. Definitions of these ratings are set forth below. BCF may invest in bonds with any of these ratings.

AAA Debt rated AAA has the highest rating assigned by Standard & Poors. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC

Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree to speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C The rating C is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

APPENDIX B

MOODYS BOND RATINGS

Moodys Investors Service, Inc. gives ratings to bonds that range from Aaa to D. Definitions of these ratings are set forth below. BCF may invest in bonds with any of these ratings.

Aaa These bonds are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large, exceptionally stable, margin and principal is secure.

Aa These bonds are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba These bonds are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B These bonds are also judged to have speculative elements. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa These are bonds of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca These bonds represent obligations which are highly speculative. Such issues are often in default or have other market shortcomings.

C These are the lowest rated class of bonds. They can be regarded as having extremely poor prospects of ever attaining any real investment standing.

THE BERWYN FUNDS (18/20)

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) Articles of Incorporation [or corresponding instruments.]

(1) Registrants Agreement and Declaration of Trust dated February 4, 1999.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 14/16 to Registrants Registration Statement on Form N-1A.

File Nos. 33-14604 and 811-04963.

Filing Date: February 12, 1999.

(2) Registrants Certificate of Trust dated February 4, 1999.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 14/16 to Registrants Registration Statement on Form N-1A.

File Nos. 33-14604 and 811-04963.

Filing Date: February 12, 1999.
  By-Laws.

Registrants By-Laws dated February 4, 1999

Incorporated herein by reference to:

Filing: Post Effective Amendment

No. 16/18 to Registrants Registration Statement on Form N-1A

File Nos. 33-14604 and 811-04963

Filing Date: April 28, 2000

(c) Instrument Defining Rights of Security Holders.

Not Applicable.

(d) Investment Advisory Contracts.

    Investment Advisory Services Agreement between Registrant and the Killen Group, Inc. on behalf of the Berwyn Fund dated April 28, 1999.

    Incorporated herein by reference to:

    Filing: Post-Effective Amendment No 16/18 to Registrants Registration Statement on Form N-1A.

    File Nos. 33-14604 and 811-04963

    Investment Advisory Services Agreement between Registrant and The Killen Group, Inc. on behalf of the Berwyn Income Fund dated April 28, 1999.

Incorporated herein by reference to:

Filing: Post Effective Amendment No. 16/18 to Registrants Registration Statement on Form N-1A.

File Nos. 33-14604 and 811-04963

Filing Date: April 28, 2000.

(3) Investment Advisory Services Agreement between Registrant and The Killen Group, Inc., on behalf of Berwyn Cornerstone Fund Series dated February 5, 2002, electronically filed herewith as EXHIBIT NO. EX 99.d

(e) Underwriting Contracts.

Selling Agreement between Registrant and Berwyn Financial Services, Inc.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 14/16 to Registrants Registration Statement on Form N-1A.

File Nos. 33-14604 and 811-04963.

Filing Date: February 12, 1999.

(f) Bonus or Profit Sharing Contracts.

Not Applicable.

(g) Custodian Agreements.

Custodian Servicing Agreement between Registrant and PFPC Trust Co.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 15/17 to Registrants Registration Statement on Form N-1A.

File Nos. 33-14604 and 811-04963.

Filing Date: April 27, 1999.

(h) Other Material Contracts.

Transfer Agency Agreement between Registrant and PFPC, Inc.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 15/17 to Registrants Registration Statement on Form N-1A.

File Nos. 33-14604 and 811-04963.

Filing Date: April 27, 1999.
  Legal Opinion.

Opinion and Consent of Counsel as to the legality of the securities issued by the Registrant dated February 5, 2002.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX 99.i.

(j) Other Opinions.

Not Applicable.

(k) Omitted Financial Statements.

Not Applicable.

(l) Initial Capital Agreements.

Not Applicable.

(m) Rule 12b-1 Plan.

Not Applicable.

(n) Rule 18f-3 Plan.

Not Applicable.

(o) Powers-of-Attorney.

(1) Power-of-Attorney dated February 4, 1999, appointing Edward A. Killen, II and Kevin M. Ryan, Esquire as attorney-in-fact for the Registrant.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 14/16 to Registrants Registration Statement on Form N-1A.

File Nos. 33-14604 and 811-04963.

Filing Date: February 12, 1999.

(2) Power-of-Attorney dated February 4, 1999, appointing Robert E. Killen and Kevin M. Ryan, Esquire as attorney-in-fact for the Registrant.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 14/16 to Registrants Registration Statement on Form N-1A.

File Nos. 33-14604 and 811-04963.

Filing Date: February 12, 1999.

(p) Codes of Ethics.

    Code of Ethics of Registrant, Adviser and Underwriter

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.P.

Item 24. Persons Controlled by or Under Common Control with the Fund.

The Fund is not under common control with any person and does not control directly or indirectly any person.

Item 25. Indemnification.

Article VII, Section 2 of the Registrants Agreement and Declaration of Trust incorporated herein by reference, which provides for indemnification, as set forth below, with respect to Officers and Trustees of the Trust:

(a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DBTA, the Officers and Trustees shall not be responsible or liable in any event for any act or omission of any agent, employee, Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officers or Trustees performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Persons office.

(b) Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Persons capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of this Section 2 of this Article VII.

Registrants By-Laws, filed herewith, provide the following under Article VI:

Section 2. ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Trust and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the persons conduct was unlawful.

Section 3. ACTIONS BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agents office with the Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

(a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that persons duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the persons official capacity; or

(c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board, including a majority who are Disinterested Trustees and not parties to such proceeding, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

(a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are Disinterested Trustees; or

(b) A written opinion by an independent legal counsel.

Section 7. ADVANCEMENT OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding on receipt of an undertaking by or on behalf of the agent to repay the amount of the advance unless it shall be determined ultimately that the agent is entitled to be indemnified as authorized in this Article, provided the agent provides a security for his undertaking, or a majority of a quorum of the Disinterested Trustees who are not parties to such proceeding, or an independent legal counsel in a written opinion, determine that based on a review of readily available facts, there is reason to believe that said agent ultimately will be found entitled to indemnification.

Item 26. Business and Other Connections of the Investment Adviser.

Robert E. Killen, President and a Trustee of the Fund, is Chairman and Chief Executive Officer of The Killen Group, Inc., the investment adviser (the "Adviser") to each series of shares of Registrant. He is a Director and shareholder of Berwyn Financial Services Corp. ("BFS"), a registered broker-dealer and a distributor of the Registrants shares.

Edward A. Killen, II is Vice President and a Director of the Adviser. He is also a Director, officer and shareholder of BFS.

For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the Adviser is or has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee within the last two fiscal years of the Registrant, reference is made to the Advisers Form ADV (File #801-18770) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

Item 27. Principal Underwriters.

(a) Not applicable.

(b) Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents that are required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the regulations thereunder are maintained as follows:

1) Journals detailing the purchase and sale of securities, the receipt and delivery of securities, receipt and disbursement of cash and all other debits and credits will be in the physical possession of Kevin M. Ryan at 1189 Lancaster Avenue, Berwyn, PA 19312.

2) Ledgers reflecting all asset, liability, reserve, capital, income and expense accounts as well as ledgers containing the information required for each portfolio security, for each broker-dealer, bank or other person through whom transactions in portfolio securities are effected and for each shareholder of record in the investment company will be maintained in the physical possession of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

3) The Agreement and Declaration of Trust, the By-Laws, the minutes of shareholders and Trustees meetings will be maintained under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

4) A record of all brokerage orders and a record of all portfolio purchases and sales will be maintained under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

5) Monthly trial balances for all ledger accounts, a quarterly record of broker commissions, a record identifying persons authorizing the purchase or sale of portfolio securities and files of all advisory material received from the Adviser will be under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

6) Records required to be maintained by the Adviser will be under the control of Robert E. Killen, 1189 Lancaster Avenue, Berwyn, PA 19312.

Item 29. Management Services.

None.

Item 30. Undertakings.

The Fund has placed information required by Item 5 of the Form N-1A in the latest annual report to shareholders and undertakes to furnish each person to whom a prospectus is delivered with a copy of the Funds latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn and the Commonwealth of Pennsylvania on the 14th day of February, 2002.

THE BERWYN FUNDS

By: /S/ ROBERT E. KILLEN___________

Robert E. Killen, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date

/S/ ROBERT E. KILLEN_ ROBERT E. KILLEN	President and Trustee

/S/ KEVIN M. RYAN___ KEVIN M. RYAN	Treasurer (Chief Financial Officer)

/S/ DENNIS P. CONLON_ DENIS P. CONLON	Trustee

/S/ DEBORAH D. DORSI_ DEBORAH D. DORSI	Trustee

EXHIBIT INDEX

Form N-1A Exhibit Number	Edgar Exhibit Number	Description

23(j)	EX-99.j	Consent of PricewaterhouseCoopers LLP

23(p)	EX-99.p.1	Code of Ethics of Registrant Adviser and Distributor

Exhibit No. EX-99.j

Consent of PricewaterhouseCoopers LLP

Exhibit No. EX-99.p.1

Code of Ethics of Registrant, Adviser and Distributor